Deferred Revenue (Details)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Deferred revenue
Deferred revenue from related parties		¥ 197,057,867	¥ 114,460,661
Deferred revenue - current from related parties	$ 17,520,416	121,644,250	83,752,232
Deferred revenue - non-current from related parties	$ 10,861,820	75,413,617	30,708,429
Deferred revenue from third parties		42,110,100	¥ 61,719,454
Deferred revenue from third parties-Current		36,432,195
Deferred revenue from third parties-Non current		¥ 5,677,905